UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
                                               --------------

Check here if Amendment [  ];     Amendment Number:
     This Amendment (Check only one):
          [   ] is a restatement.
          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lime Rock Management LP
Address:  247 Riverside Avenue
          Westport, CT 06680

Form 13F File Number: 028-14741

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mark A. McCall
Title: Chief Financial Officer of the general partner of Lime Rock Management LP
Phone: (203) 293-2750

Signature, Place, and Date of Signing:

/s/ Mark A. McCall    Westport, Connecticut      May 13, 2013
------------------    ---------------------      ------------
[Signature]           [City, State]               [Date]

Report Type (Check only one.):

[  X  ]     13F HOLDINGS REPORT. (Check here if all holdings of this
            reporting manager are reported in this report.)

[     ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY:


Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 2

Form 13F Information Table Value Total: $124,647 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  1
    --
Form 13F File Number: 028-14740
Name:  Lime Rock Management GP LLC
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                                                    FORM 13F INFORMATION TABLE

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Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None
LRR ENERGY LP                 COM              50214A104   32,553  1,849,600  SH         OTHER     1                   1,849,600
TESCO CORP                    COM              88157K101   92,094  6,877,799  SH         OTHER     1                   6,877,799





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